Schedule of Investments
(unaudited)
April 30, 2025
iShares
®
U.S. Equity Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 0.8%
GE Aerospace ....................... 59,382 $ 11,967,848
General Dynamics Corp. ................ 4,642 1,263,181
Howmet Aerospace, Inc. ................ 2,599 360,169
Lockheed Martin Corp. ................. 8,758 4,184,135
Northrop Grumman Corp. ............... 2,550 1,240,575
19,015,908
Automobiles — 1.6%
Ford Motor Co. ...................... 387,701 3,880,887
General Motors Co. ................... 231,819 10,487,492
Tesla, Inc.
(a)
......................... 82,453 23,264,938
37,633,317
Banks — 3.1%
Bank of America Corp. ................. 202,134 8,061,104
Citigroup, Inc. ....................... 44,356 3,033,063
JPMorgan Chase & Co. ................ 153,941 37,657,048
NU Holdings Ltd. , Class A
(a)
.............. 689,884 8,575,258
Wells Fargo & Co. .................... 191,180 13,575,692
70,902,165
Beverages — 1.7%
Coca-Cola Co. (The) .................. 235,647 17,096,190
Coca-Cola Consolidated, Inc. ............. 1,132 1,534,777
Molson Coors Beverage Co. , Class B ....... 58,580 3,370,107
PepsiCo, Inc. ....................... 127,005 17,219,338
39,220,412
Biotechnology — 2.1%
AbbVie, Inc. ........................ 122,613 23,921,797
Alnylam Pharmaceuticals, Inc.
(a)
........... 5,455 1,435,974
Amgen, Inc. ........................ 34,824 10,130,998
Blueprint Medicines Corp.
(a) (b)
............. 4,828 432,106
Gilead Sciences, Inc. .................. 97,167 10,352,172
Moderna, Inc.
(a)
...................... 16,541 472,080
Vertex Pharmaceuticals, Inc.
(a)
............ 4,112 2,095,064
48,840,191
Broadline Retail — 4.0%
Amazon.com, Inc.
(a)
................... 354,009 65,286,340
Coupang, Inc. , Class A
(a)
................ 123,401 2,883,881
eBay, Inc. .......................... 141,093 9,616,899
Etsy, Inc.
(a)
......................... 97,668 4,246,605
MercadoLibre, Inc.
(a)
................... 3,856 8,987,757
91,021,482
Building Products — 0.8%
Builders FirstSource, Inc.
(a) (b)
............. 63,772 7,629,045
Carrier Global Corp. ................... 14,345 897,136
Lennox International, Inc. ............... 3,393 1,855,123
Masco Corp. ........................ 17,371 1,052,856
Trane Technologies plc ................. 19,581 7,505,593
18,939,753
Capital Markets — 4.1%
Affiliated Managers Group, Inc. ........... 26,599 4,405,592
Ameriprise Financial, Inc. ............... 16,826 7,925,383
Bank of New York Mellon Corp. (The) ....... 199,788 16,064,953
BlackRock, Inc.
(c)
..................... 5,659 5,173,797
CME Group, Inc. , Class A ............... 8,010 2,219,411
Evercore, Inc. , Class A ................. 3,154 647,485
Goldman Sachs Group, Inc. (The) ......... 21,411 11,723,593
Interactive Brokers Group, Inc. , Class A ...... 45,996 7,904,413
Janus Henderson Group plc ............. 146,728 4,872,837
Morgan Stanley ...................... 20,845 2,405,930
MSCI, Inc. ......................... 13,783 7,513,251
Security
Shares
Shares Value
Capital Markets (continued)
Nasdaq, Inc. ........................ 56,497 $ 4,305,636
Robinhood Markets, Inc. , Class A
(a)
......... 12,756 626,447
S&P Global, Inc. ..................... 20,325 10,163,516
State Street Corp. .................... 62,243 5,483,608
XP, Inc. , Class A ..................... 202,638 3,262,472
94,698,324
Chemicals — 1.2%
Ecolab, Inc. ........................ 12,528 3,149,915
Linde plc .......................... 48,818 22,125,782
Sherwin-Williams Co. (The) .............. 4,894 1,727,191
27,002,888
Commercial Services & Supplies — 0.4%
Cintas Corp. ........................ 35,270 7,465,954
Tetra Tech, Inc. ...................... 46,169 1,440,011
8,905,965
Communications Equipment — 0.9%
Arista Networks, Inc.
(a)
................. 76,498 6,293,490
Cisco Systems, Inc. ................... 161,947 9,349,200
Motorola Solutions, Inc. ................ 12,089 5,323,875
20,966,565
Construction & Engineering — 0.3%
EMCOR Group, Inc. ................... 15,374 6,160,362
Construction Materials — 0.4%
CRH plc ........................... 94,755 9,041,522
Consumer Finance — 1.0%
Ally Financial, Inc. .................... 98,211 3,207,571
American Express Co. ................. 26,020 6,931,988
Capital One Financial Corp. .............. 30,514 5,500,454
SLM Corp. ......................... 50,263 1,453,104
Synchrony Financial ................... 112,736 5,856,635
22,949,752
Consumer Staples Distribution & Retail — 2.7%
Albertsons Cos., Inc. , Class A ............ 98,924 2,174,349
Costco Wholesale Corp. ................ 13,644 13,568,958
Kroger Co. (The) ..................... 122,417 8,839,732
Sprouts Farmers Market, Inc.
(a)
............ 14,848 2,539,008
Target Corp. ........................ 70,961 6,861,929
Walmart, Inc. ........................ 295,986 28,784,638
62,768,614
Diversified Consumer Services — 0.7%
Duolingo, Inc. , Class A
(a)
................ 20,626 8,033,414
H&R Block, Inc. ...................... 122,267 7,381,259
15,414,673
Diversified Telecommunication Services — 1.3%
AT&T, Inc. .......................... 722,922 20,024,939
Verizon Communications, Inc. ............ 202,976 8,943,123
28,968,062
Electric Utilities — 1.0%
Constellation Energy Corp. .............. 12,483 2,789,201
Duke Energy Corp. ................... 46,449 5,667,707
Entergy Corp. ....................... 10,815 899,484
Exelon Corp. ........................ 100,328 4,705,383
NextEra Energy, Inc. .................. 40,809 2,729,306
NRG Energy, Inc. ..................... 22,781 2,496,342
Southern Co. (The) ................... 33,002 3,032,554
22,319,977

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
U.S. Equity Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electrical Equipment — 1.0%
Acuity, Inc. ......................... 27,592 $ 6,721,687
Eaton Corp. plc ...................... 32,568 9,587,042
Emerson Electric Co. .................. 49,985 5,253,924
nVent Electric plc ..................... 19,289 1,059,159
22,621,812
Electronic Equipment, Instruments & Components — 0.5%
Jabil, Inc. .......................... 22,866 3,351,241
TE Connectivity plc ................... 55,690 8,151,902
11,503,143
Energy Equipment & Services — 0.0%
TechnipFMC plc ...................... 14,355 404,380
Entertainment — 1.0%
(a)
Netflix, Inc. ......................... 11,708 13,250,178
Spotify Technology SA ................. 16,100 9,885,078
23,135,256
Financial Services — 3.7%
Berkshire Hathaway, Inc. , Class B
(a)
........ 27,601 14,718,233
Fiserv, Inc.
(a)
........................ 13,183 2,433,186
Mastercard, Inc. , Class A ................ 34,946 19,152,505
MGIC Investment Corp. ................ 232,506 5,791,725
Mr Cooper Group, Inc.
(a)
................ 39,136 4,657,575
PayPal Holdings, Inc.
(a)
................. 13,338 878,174
Visa, Inc. , Class A .................... 101,424 35,041,992
Voya Financial, Inc. ................... 39,808 2,356,634
85,030,024
Food Products — 0.4%
General Mills, Inc. .................... 86,410 4,902,903
Hershey Co. (The) .................... 5,445 910,350
J M Smucker Co. (The) ................. 2,790 324,393
Kraft Heinz Co. (The) .................. 34,754 1,011,342
Mondelez International, Inc. , Class A ........ 44,525 3,033,488
10,182,476
Gas Utilities — 0.2%
UGI Corp. .......................... 108,090 3,544,271
Ground Transportation — 0.6%
Ryder System, Inc. .................... 25,716 3,540,322
Uber Technologies, Inc.
(a)
............... 120,962 9,799,131
13,339,453
Health Care Equipment & Supplies — 2.1%
Abbott Laboratories ................... 111,505 14,579,279
Becton Dickinson & Co. ................ 17,367 3,596,532
Boston Scientific Corp.
(a)
................ 9,583 985,803
GE HealthCare Technologies, Inc. ......... 148,382 10,435,706
Hologic, Inc.
(a)
....................... 101,459 5,904,914
Lantheus Holdings, Inc.
(a)
............... 7,877 821,886
Medtronic plc ....................... 83,163 7,048,896
Solventum Corp.
(a)
.................... 7,655 506,148
Stryker Corp. ....................... 10,580 3,956,074
Zimmer Biomet Holdings, Inc. ............ 6,027 621,082
48,456,320
Health Care Providers & Services — 2.4%
Cardinal Health, Inc. ................... 3,014 425,848
Cigna Group (The) .................... 17,072 5,805,163
CVS Health Corp. .................... 71,703 4,783,307
DaVita, Inc.
(a) (b)
...................... 36,162 5,118,731
Elevance Health, Inc. .................. 13,399 5,635,351
Humana, Inc. ....................... 6,490 1,701,938
McKesson Corp. ..................... 16,499 11,760,322
Molina Healthcare, Inc.
(a)
................ 12,847 4,201,098
Security
Shares
Shares Value
Health Care Providers & Services (continued)
UnitedHealth Group, Inc. ................ 35,162 $ 14,467,053
53,898,811
Health Care Technology — 0.1%
(a)
Doximity, Inc. , Class A ................. 5,464 310,792
Veeva Systems, Inc. , Class A ............. 8,823 2,061,847
2,372,639
Hotels, Restaurants & Leisure — 2.8%
Airbnb, Inc. , Class A
(a) (b)
................. 35,281 4,301,460
Booking Holdings, Inc. ................. 5,219 26,613,142
Brinker International, Inc.
(a)
.............. 17,405 2,337,492
Cava Group, Inc.
(a)
.................... 3,417 315,833
Expedia Group, Inc. ................... 3,266 512,533
McDonald's Corp. .................... 42,795 13,679,422
MGM Resorts International
(a)
............. 46,587 1,465,627
Starbucks Corp. ...................... 28,352 2,269,578
Wingstop, Inc. ....................... 19,499 5,145,591
Yum! Brands, Inc. .................... 51,341 7,723,740
64,364,418
Household Durables — 0.2%
SharkNinja, Inc.
(a)
..................... 59,415 4,782,907
Household Products — 1.3%
Colgate-Palmolive Co. ................. 3,365 310,219
Procter & Gamble Co. (The) ............. 183,810 29,881,992
30,192,211
Independent Power and Renewable Electricity Producers — 0.4%
Vistra Corp. ........................ 66,600 8,633,358
Industrial Conglomerates — 0.1%
3M Co. ............................ 20,174 2,802,370
Industrial REITs — 0.0%
Prologis, Inc. ........................ 6,645 679,119
Insurance — 2.2%
Aflac, Inc. .......................... 85,724 9,316,484
American International Group, Inc. ......... 123,430 10,062,014
Arch Capital Group Ltd. ................ 19,346 1,754,295
Chubb Ltd. ......................... 8,577 2,453,708
Everest Group Ltd. .................... 4,206 1,509,239
Fidelity National Financial, Inc. , Class A ...... 8,399 537,956
Globe Life, Inc. ...................... 15,863 1,956,543
Hartford Insurance Group, Inc. (The) ........ 5,480 672,232
MetLife, Inc. ........................ 46,520 3,506,212
Principal Financial Group, Inc. ............ 14,534 1,077,696
Prudential Financial, Inc. ................ 19,303 1,982,611
Reinsurance Group of America, Inc. ........ 23,580 4,416,770
Travelers Cos., Inc. (The) ............... 28,031 7,403,828
Unum Group ........................ 34,874 2,708,315
49,357,903
Interactive Media & Services — 3.9%
Alphabet, Inc. , Class C, NVS ............. 232,173 37,354,314
Meta Platforms, Inc. , Class A ............. 92,673 50,877,477
88,231,791
IT Services — 1.3%
Accenture plc , Class A ................. 2,080 622,232
Gartner, Inc.
(a)
....................... 16,391 6,901,922
International Business Machines Corp. ...... 39,547 9,563,256
Okta, Inc. , Class A
(a)
................... 29,732 3,334,741
Wix.com Ltd.
(a)
....................... 48,346 8,198,998
28,621,149

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
U.S. Equity Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Life Sciences Tools & Services — 0.7%
Medpace Holdings, Inc.
(a)
............... 21,644 $ 6,674,793
Mettler-Toledo International, Inc.
(a)
......... 4,477 4,792,942
Thermo Fisher Scientific, Inc. ............. 10,048 4,310,592
15,778,327
Machinery — 1.5%
AGCO Corp. ........................ 8,093 686,529
Caterpillar, Inc. ...................... 18,067 5,587,581
Crane Co. .......................... 43,849 7,058,812
Deere & Co. ........................ 1,678 777,854
Illinois Tool Works, Inc. ................. 3,999 959,400
Mueller Industries, Inc. ................. 73,124 5,379,001
Otis Worldwide Corp. .................. 46,706 4,496,387
PACCAR, Inc. ....................... 49,389 4,455,382
Parker-Hannifin Corp. .................. 3,823 2,313,144
Watts Water Technologies, Inc. , Class A ...... 7,665 1,592,404
33,306,494
Media — 0.7%
Charter Communications, Inc. , Class A
(a)
..... 4,471 1,752,006
Comcast Corp. , Class A ................ 227,042 7,764,836
Fox Corp. , Class A, NVS ................ 89,260 4,444,255
Omnicom Group, Inc. .................. 34,884 2,656,766
16,617,863
Metals & Mining — 0.6%
Carpenter Technology Corp.
(b)
............ 1,834 358,749
Commercial Metals Co. ................. 12,591 560,803
Nucor Corp. ........................ 31,702 3,784,268
Reliance, Inc. ....................... 19,337 5,573,503
Steel Dynamics, Inc. ................... 25,422 3,297,488
13,574,811
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Starwood Property Trust, Inc. ............. 70,621 1,355,217
Multi-Utilities — 0.9%
Consolidated Edison, Inc. ............... 122,032 13,759,108
DTE Energy Co. ..................... 3,588 491,556
WEC Energy Group, Inc. ................ 49,144 5,382,251
19,632,915
Office REITs — 0.2%
BXP, Inc. .......................... 13,190 840,599
Vornado Realty Trust .................. 94,389 3,330,044
4,170,643
Oil, Gas & Consumable Fuels — 3.0%
APA Corp. ......................... 92,607 1,439,113
Chevron Corp. ....................... 83,012 11,294,613
ConocoPhillips ...................... 49,579 4,418,481
EOG Resources, Inc. .................. 2,307 254,531
Expand Energy Corp. .................. 16,376 1,701,466
Exxon Mobil Corp. .................... 194,938 20,591,301
Kinder Morgan, Inc. ................... 187,632 4,934,722
Marathon Petroleum Corp. .............. 100,620 13,826,194
Phillips 66 .......................... 13,331 1,387,224
Range Resources Corp. ................ 41,779 1,417,561
Valero Energy Corp. ................... 66,643 7,736,586
69,001,792
Passenger Airlines — 0.1%
United Airlines Holdings, Inc.
(a)
............ 16,357 1,125,689
Pharmaceuticals — 3.7%
Bristol-Myers Squibb Co. ................ 261,614 13,133,023
Eli Lilly & Co. ....................... 33,619 30,221,800
Johnson & Johnson ................... 155,310 24,276,506
Security
Shares
Shares Value
Pharmaceuticals (continued)
Merck & Co., Inc. ..................... 140,113 $ 11,937,628
Pfizer, Inc. ......................... 195,642 4,775,621
84,344,578
Professional Services — 0.9%
Automatic Data Processing, Inc. ........... 22,249 6,688,049
Booz Allen Hamilton Holding Corp. ......... 26,071 3,129,042
Paychex, Inc. ....................... 52,310 7,695,847
Robert Half, Inc. ..................... 92,431 4,094,693
21,607,631
Residential REITs — 0.5%
AvalonBay Communities, Inc. ............ 23,402 4,913,952
Equity Residential .................... 96,356 6,769,972
11,683,924
Retail REITs — 0.7%
Brixmor Property Group, Inc. ............. 273,580 6,814,878
Simon Property Group, Inc. .............. 52,829 8,314,228
15,129,106
Semiconductors & Semiconductor Equipment — 9.1%
Advanced Micro Devices, Inc.
(a)
........... 4,231 411,888
Analog Devices, Inc. ................... 2,845 554,547
Applied Materials, Inc. ................. 59,987 9,040,641
Broadcom, Inc. ...................... 236,451 45,509,724
Cirrus Logic, Inc.
(a)
.................... 37,210 3,573,648
KLA Corp. .......................... 14,866 10,446,190
Lam Research Corp. .................. 76,244 5,464,407
Microchip Technology, Inc. ............... 29,397 1,354,614
NVIDIA Corp. ....................... 1,089,809 118,701,996
QUALCOMM, Inc. .................... 83,169 12,347,270
Rambus, Inc.
(a)
...................... 19,781 965,115
Texas Instruments, Inc. ................. 1,091 174,615
208,544,655
Software — 11.9%
Adobe, Inc.
(a)
........................ 13,088 4,907,738
AppLovin Corp. , Class A
(a)
............... 31,498 8,482,726
Atlassian Corp. , Class A
(a)
............... 41,340 9,438,335
Cadence Design Systems, Inc.
(a)
.......... 11,739 3,495,170
Commvault Systems, Inc.
(a)
.............. 36,753 6,142,529
Crowdstrike Holdings, Inc. , Class A
(a)
........ 15,166 6,504,242
DocuSign, Inc.
(a)
..................... 84,648 6,919,974
Elastic NV
(a)
........................ 44,118 3,802,972
Fair Isaac Corp.
(a)
..................... 5,447 10,837,787
Fortinet, Inc.
(a)
....................... 108,595 11,267,817
Gitlab, Inc. , Class A
(a) (b)
................. 114,251 5,332,094
HubSpot, Inc.
(a)
...................... 5,031 3,076,457
Intuit, Inc. .......................... 10,513 6,596,592
Manhattan Associates, Inc.
(a)
............. 27,337 4,849,311
Microsoft Corp. ...................... 314,213 124,195,830
Monday.com Ltd.
(a)
.................... 39,599 11,126,923
Nutanix, Inc. , Class A
(a)
................. 148,363 10,192,538
Oracle Corp. ........................ 33,500 4,714,120
Palantir Technologies, Inc. , Class A
(a)
....... 24,086 2,852,746
Palo Alto Networks, Inc.
(a)
............... 13,041 2,437,754
Procore Technologies, Inc.
(a) (b)
............ 85,553 5,483,092
Qualys, Inc.
(a)
....................... 16,271 2,045,427
Salesforce, Inc. ...................... 30,246 8,127,403
Samsara, Inc. , Class A
(a) (b)
............... 112,001 4,441,960
ServiceNow, Inc.
(a)
.................... 1,022 976,020
Synopsys, Inc.
(a)
..................... 3,199 1,468,373
Zscaler, Inc.
(a) (b)
...................... 12,639 2,858,563
272,574,493

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
U.S. Equity Factor ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Shares
Shares Value
Specialized REITs — 0.7%
American Tower Corp. ................. 22,118 $ 4,985,619
Iron Mountain, Inc. .................... 3,460 310,258
Public Storage ....................... 11,054 3,320,953
Weyerhaeuser Co. .................... 259,556 6,725,096
15,341,926
Specialty Retail — 2.3%
Abercrombie & Fitch Co. , Class A
(a) (b)
........ 45,665 3,170,064
AutoZone, Inc.
(a)
..................... 1,648 6,200,765
Bath & Body Works, Inc. ................ 123,891 3,779,914
Best Buy Co., Inc. .................... 92,378 6,160,689
Carvana Co. , Class A
(a)
................. 16,888 4,126,583
Dick's Sporting Goods, Inc. .............. 21,586 4,052,556
Home Depot, Inc. (The) ................ 21,354 7,697,903
Lowe's Cos., Inc. ..................... 26,733 5,976,429
Murphy USA, Inc. .................... 3,110 1,550,553
Ulta Beauty, Inc.
(a) (b)
................... 2,029 802,754
Williams-Sonoma, Inc. ................. 59,015 9,116,047
52,634,257
Technology Hardware, Storage & Peripherals — 7.1%
Apple, Inc. ......................... 678,980 144,283,250
Dell Technologies, Inc. , Class C ........... 63,809 5,855,114
Hewlett Packard Enterprise Co. ........... 524,923 8,514,251
HP, Inc. ........................... 127,367 3,256,774
NetApp, Inc. ........................ 3,381 303,445
Seagate Technology Holdings plc .......... 9,048 823,639
163,036,473
Textiles, Apparel & Luxury Goods — 0.6%
Deckers Outdoor Corp.
(a)
................ 40,507 4,489,391
Ralph Lauren Corp. , Class A ............. 20,333 4,573,908
Tapestry, Inc. ........................ 80,273 5,671,288
14,734,587
Tobacco — 1.2%
Altria Group, Inc. ..................... 244,955 14,489,088
Philip Morris International, Inc. ............ 76,980 13,191,293
27,680,381
Security
Shares
Shares Value
Trading Companies & Distributors — 0.6%
Core & Main, Inc. , Class A
(a)
.............. 170,862 $ 9,001,010
Ferguson Enterprises, Inc. ............... 17,286 2,932,743
WW Grainger, Inc. .................... 2,031 2,080,373
14,014,126
Water Utilities — 0.3%
American Water Works Co., Inc. ........... 45,930 6,752,169
Total Long-Term Investments — 99 .7%
(Cost: $ 1,851,246,781 ) ............................ 2,279,565,800
Short-Term Securities
Money Market Funds — 1.5%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.46%
(e)
................... 29,980,693 29,992,685
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.30% .................... 3,589,176 3,589,176
Total Short-Term Securities — 1 .5%
(Cost: $ 33,579,048 ) ............................... 33,581,861
Total Investments — 101 .2%
(Cost: $ 1,884,825,829 ) ............................ 2,313,147,661
Liabilities in Excess of Other Assets — (1.2) % ............. (28,157,326)
Net Assets — 100.0% ...............................
$ 2,284,990,335
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
07/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/25
Shares
Held at
04/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 13,300,639 $ 16,702,709
(a)
$ — $ (11,070) $ 407 $ 29,992,685 29,980,693 $ 23,251
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 5,356,059 — (1,766,883)
(a)
— — 3,589,176 3,589,176 155,079 —
BlackRock, Inc. .......... 4,530,628 1,080,953 (620,705) 53,085 129,836 5,173,797 5,659 83,224 —
$ 42,015 $ 130,243 $ 38,755,658 $ 261,554 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
U.S. Equity Factor ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ....................................................... 16 06/20/25 $ 4,470 $ (5,232)
S&P Midcap 400 E-Mini Index ................................................. 2 06/20/25 572 22,433
$ 17,201
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 2,279,565,800 $ — $ — $ 2,279,565,800
Short-Term Securities
Money Market Funds ...................................... 33,581,861 — — 33,581,861
$ 2,313,147,661 $ — $ — $ 2,313,147,661
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 22,433 $ — $ — $ 22,433
Liabilities
Equity contracts ........................................... (5,232) — — (5,232)
$ 17,201 $ — $ — $ 17,201
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
MSCI Morgan Stanley Capital International
Nasdaq National Association of Securities Dealers Automated Quotations
NVS Non-Voting Shares
REIT Real Estate Investment Trust